UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21188

Registrant Name:	PIMCO California Municipal Income Fund III

Address of Principal Executive Offices:	1633 Broadway,
New York, NY 10019

Name and Address of Agent for Service:	Lawrence G. Altadonna
1633 Broadway,
New York, NY 10019

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	September 30, 2012

Date of Reporting Period:	June 30, 2012

Item 1. Schedule of Investments

PIMCO California Municipal Income Fund III Schedule of Investments

June 30, 2012 (unaudited)

Principal Amount (000s)		Value*
CALIFORNIA MUNICIPAL BONDS & NOTES—95.4%
$1,250	Bay Area Toll Auth. Rev., San Francisco Bay Area, 5.00%, 4/1/34, Ser. F-1	$1,378,075
1,000	Cathedral City Public Financing Auth., Tax Allocation, 5.00%, 8/1/33, Ser. A (NPFGC)	958,480
1,150	Ceres Redev. Agcy., Tax Allocation, Project Area No. 1, 5.00%, 11/1/33 (NPFGC)	1,139,501
2,000	Chula Vista Rev., San Diego Gas & Electric, 5.875%, 2/15/34, Ser. B	2,322,340
550	City & Cnty. of San Francisco, Capital Improvement Projects, CP, 5.25%, 4/1/31, Ser. A	604,532
1,415	Contra Costa Cnty. Public Financing Auth., Tax Allocation, 5.625%, 8/1/33, Ser. A	1,366,692
	Educational Facs. Auth. Rev. (f),
9,800	Claremont McKenna College, 5.00%, 1/1/39	10,540,684
10,000	Univ. of Southern California, 5.00%, 10/1/39, Ser. A	11,105,800
1,695	El Dorado Irrigation Dist. & El Dorado Cnty. Water Agcy., CP, 5.75%, 8/1/39, Ser. A (AGC)	1,830,922
	Golden State Tobacco Securitization Corp. Rev.,
11,000	5.00%, 6/1/45 (AMBAC-TCRS)	11,147,730
4,000	5.00%, 6/1/45, Ser. A (FGIC-TCRS)	4,053,720
13,865	5.75%, 6/1/47, Ser. A-1	11,175,467
	Health Facs. Financing Auth. Rev., Adventist Health System, Ser. A,
500	5.00%, 3/1/33	503,760
4,000	5.75%, 9/1/39	4,429,000
	Catholic Healthcare West, Ser. A,
1,935	6.00%, 7/1/34	2,134,363
4,000	6.00%, 7/1/39	4,623,240
450	Children’s Hospital of Los Angeles, 5.25%, 7/1/38 (AGM)	467,842
500	Children’s Hospital of Orange Cnty., 6.50%, 11/1/38, Ser. A	594,345
6,000	Cottage Health System, 5.00%, 11/1/33, Ser. B (NPFGC)	6,047,700
1,300	Scripps Health, 5.00%, 11/15/36, Ser. A	1,407,978
2,900	Stanford Hospital, 5.25%, 11/15/40, Ser. A-2	3,255,221
	Sutter Health,
1,000	5.00%, 8/15/35, Ser. D	1,094,870
5,000	5.00%, 8/15/38, Ser. A	5,271,250
500	5.00%, 11/15/42, Ser. A (IBC-NPFGC)	520,820
1,200	6.00%, 8/15/42, Ser. B	1,408,356
500	Lancaster Redev. Agcy., Tax Allocation, 6.875%, 8/1/39	553,055
150	Lancaster Redev. Agcy. Rev., Capital Improvements Projects, 5.90%, 12/1/35	150,088
5,600	Long Beach Bond Finance Auth. Rev., Long Beach Natural Gas, 5.50%, 11/15/37, Ser. A	6,127,520
5,000	Long Beach Unified School Dist., GO, 5.75%, 8/1/33, Ser. A	5,766,950
	Los Angeles Department of Water & Power Rev. (f),
6,000	4.75%, 7/1/30, Ser. A-2 (AGM)	6,347,340
10,000	5.00%, 7/1/39, Ser. A	10,839,800
	Los Angeles Unified School Dist., GO,
9,580	4.75%, 1/1/28, Ser. A (NPFGC) (Pre-refunded @ $100, 7/1/13) (b)	10,005,544
10,000	5.00%, 1/1/34, Ser. I (f)	11,086,200
550	Malibu, City Hall Project, CP, 5.00%, 7/1/39, Ser. A	587,736
1,000	Manteca Financing Auth. Sewer Rev., 5.75%, 12/1/36	1,111,850

PIMCO California Municipal Income Fund III Schedule of Investments

June 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value*
$5,000	Metropolitan Water Dist. of Southern California Rev., 5.00%, 7/1/37, Ser. A (f)	$5,438,400
2,980	Modesto Irrigation Dist., Capital Improvement Projects, CP, 5.00%, 7/1/33, Ser. A (NPFGC)	3,001,128
3,000	Montebello Unified School Dist., GO, 5.00%, 8/1/33 (AGM)	3,232,260
1,700	M-S-R Energy Auth. Rev., 6.50%, 11/1/39, Ser. B	2,074,629
955	Municipal Finance Auth. Rev., Azusa Pacific Univ. Project, 7.75%, 4/1/31, Ser. B	1,098,097
5,000	Oakland, GO, 5.00%, 1/15/33, Ser. A (NPFGC) (Pre-refunded @ $100, 1/15/13) (b)	5,126,000
3,900	Orange Unified School Dist., CP, 4.75%, 6/1/29 (NPFGC)	4,159,155
1,250	Peralta Community College Dist., GO, 5.00%, 8/1/39, Ser. C	1,306,712
1,250	Pollution Control Financing Auth. Rev., American Water Capital Corp. Project, 5.25%, 8/1/40 (a)(c)	1,278,575
1,950	Poway Unified School Dist., Special Tax, 5.125%, 9/1/28	1,978,490
5,000	Riverside, CP, 5.00%, 9/1/33 (AMBAC)	5,010,800
500	Rocklin Unified School Dist. Community Facs. Dist., Special Tax, 5.00%, 9/1/29 (NPFGC)	505,565
3,250	Sacramento Municipal Utility Dist. Rev., 5.00%, 8/15/33, Ser. R (NPFGC)	3,375,938
6,250	San Diego Cnty. Water Auth., CP, 5.00%, 5/1/38, Ser. 2008-A (AGM)	6,685,250
12,075	San Diego Community College Dist., GO, 5.00%, 5/1/28, Ser. A (AGM) (Pre-refunded @ $100, 5/1/13) (b)	12,548,823
4,000	San Diego Public Facs. Financing Auth. Rev., 5.25%, 5/15/39, Ser. A	4,477,840
2,200	San Diego Regional Building Auth. Rev., Cnty. Operations Center & Annex, 5.375%, 2/1/36, Ser. A	2,434,806
1,500	San Diego State Univ. Foundation Rev., 5.00%, 3/1/27, Ser. A (NPFGC)	1,501,095
1,500	San Jose Hotel Tax Rev., Convention Center Expansion, 6.50%, 5/1/36	1,738,845
12,200	San Marcos Public Facs. Auth., Tax Allocation, 5.00%, 8/1/33, Ser. A (FGIC-NPFGC)	12,368,726
1,000	San Marcos Unified School Dist., GO, 5.00%, 8/1/38, Ser. A	1,090,530
500	Santa Clara Cnty. Financing Auth. Rev., El Camino Hospital, 5.75%, 2/1/41, Ser. A (AMBAC)	542,420
1,200	Santa Cruz Cnty. Redev. Agcy., Tax Allocation, Live Oak/Soquel Community, 7.00%, 9/1/36, Ser. A	1,415,964
4,425	South Tahoe JT Powers Financing Auth. Rev., South Tahoe Redev. Project, 5.45%, 10/1/33, Ser. 1-A	4,353,536
7,300	State, GO, 6.00%, 4/1/38 State Public Works Board Rev.,	8,462,671
2,000	California State Univ., 6.00%, 11/1/34, Ser. J	2,292,580
2,050	Univ. CA M.I.N.D. Inst., 5.00%, 4/1/28, Ser. A	2,096,186
500	Statewide Communities Dev. Auth. Rev., American Baptist Homes West, 6.25%, 10/1/39	537,525
	California Baptist Univ.,
1,300	5.50%, 11/1/38, Ser. A	1,327,365
500	6.50%, 11/1/21	602,055
	Catholic Healthcare West,
1,015	5.50%, 7/1/31, Ser. D	1,111,070
1,015	5.50%, 7/1/31, Ser. E	1,111,070
4,500	Kaiser Permanente, 5.00%, 3/1/41, Ser. B	4,685,580
1,000	Lancer Student Housing Project, 7.50%, 6/1/42	1,110,530

PIMCO California Municipal Income Fund III Schedule of Investments

June 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value*
$7,300	Los Angeles Jewish Home, 5.50%, 11/15/33 (CA Mtg. Ins.)	$7,407,456
15,000	Memorial Health Services, 5.50%, 10/1/33, Ser. A (Pre-refunded @ $100, 4/1/13) (b)	15,566,100
	Methodist Hospital Project (FHA),
2,000	6.625%, 8/1/29	2,494,960
7,200	6.75%, 2/1/38	8,775,504
3,100	St. Joseph Health System, 5.75%, 7/1/47, Ser. A (FGIC)	3,401,940
	Sutter Health,
10,000	5.50%, 8/15/34, Ser. B (f)	10,056,800
1,800	6.00%, 8/15/42, Ser. A	2,109,762
11,000	Trinity Health, 5.00%, 12/1/41	12,008,040
2,000	Univ. of California Irvine E. Campus, 5.375%, 5/15/38	2,137,160
3,505	Statewide Communities Dev. Auth., The Internext Group, CP, 5.375%, 4/1/30	3,506,647
	Tobacco Securitization Agcy. Rev., Alameda Cnty.,
8,100	5.875%, 6/1/35	7,455,402
7,000	6.00%, 6/1/42	6,328,490
2,000	Kern Cnty., 6.125%, 6/1/43, Ser. A	1,957,800
5,000	Tobacco Securitization Auth. of Southern California Rev., 5.00%, 6/1/37, Ser. A-1	3,911,550
2,950	Torrance Rev., Torrance Memorial Medical Center, 5.50%, 6/1/31, Ser. A	2,955,074
	West Basin Municipal Water Dist., CP, Ser. A (NPFGC),
650	5.00%, 8/1/30 (Pre-refunded @ $100, 8/1/13) (b)	682,676
350	5.00%, 8/1/30	354,732
2,000	Western Municipal Water Dist. Facs. Auth. Rev., 5.00%, 10/1/39, Ser. B	2,188,940
1,000	Westlake Village, CP, 5.00%, 6/1/39	1,047,950
2,500	William S. Hart Union High School Dist., Special Tax, 6.00%, 9/1/33, Ser. 2002-1	2,522,775
2,750	Woodland Finance Auth. Rev., 5.00%, 3/1/32 (XLCA)	2,811,518

	Total California Municipal Bonds & Notes (cost—$320,437,317)	351,720,263

OTHER MUNICIPAL BONDS & NOTES—4.2%
	Indiana—1.4%
5,000	Vigo Cnty. Hospital Auth. Rev., Union Hospital, Inc., 5.75%, 9/1/42 (a)(c)	5,046,100

	New Jersey—0.2%
1,000	Tobacco Settlement Financing Corp. Rev., 4.75%, 6/1/34, Ser. 1-A	773,800

	New York—1.0%
3,300	New York City Municipal Water Finance Auth. Water & Sewer Rev., 5.00%, 6/15/37, Ser. D (f)	3,616,437

	Ohio—0.6%
2,000	American Municipal Power, Inc. Rev., 5.00%, 2/15/42, Ser. B	2,153,240

	Puerto Rico—1.0%
	Sales Tax Financing Corp. Rev.,
1,535	5.00%, 8/1/46, Ser. C	1,624,429
2,200	5.25%, 8/1/43, Ser. A-1	2,310,000

		3,934,429

	Total Other Municipal Bonds & Notes (cost—$12,589,764)	15,524,006

PIMCO California Municipal Income Fund III Schedule of Investments

June 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value*
CALIFORNIA VARIABLE RATE NOTES (a)(c)(d)(e)—0.4%
$1,000	Los Angeles Community College Dist., GO, 13.68%, 8/1/33, Ser. 3096 (cost—$996,666)	$1,314,740

	Total Investments (cost—$334,023,747) (g)—100.0%	$368,559,009

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange-traded futures are valued at the price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $7,639,415, representing 2.1% of total investments.
(b)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
(c)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(d)	Inverse Floater—The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on June 30, 2012.
(e)	Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on June 30, 2012.
(f)	Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(g)	At June 30, 2012, the cost basis of portfolio securities for federal income tax purposes was $292,900,612. Gross unrealized appreciation was $37,238,826, gross unrealized depreciation was $2,043,874 and net unrealized appreciation was $35,194,952. The difference between book and tax cost was attributable to inverse floater transactions.

Glossary:

AGC—insured by Assured Guaranty Corp.

AGM—insured by Assured Guaranty Municipal Corp.

AMBAC—insured by American Municipal Bond Assurance Corp.

CA Mtg. Ins.—insured by California Mortgage Insurance

CP—Certificates of Participation

FGIC—insured by Financial Guaranty Insurance Co.

FHA—insured by Federal Housing Administration

GO—General Obligation Bond

IBC—Insurance Bond Certificate

NPFGC—insured by National Public Finance Guarantee Corp.

TCRS—Temporary Custodian Receipts

XLCA—insured by XL Capital Assurance

Other Investments:

Futures contacts oustanding at June 30, 2012:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Depreciation
Short: 30-Year U.S. Treasury Bond Futures	(30)	$(4,439)	9/19/12	$(8,471)

At June 30, 2012, the Fund pledged cash collateral of $84,000 for futures contracts.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the nine months ended June 30, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Municipal Bonds & Notes and Variable Rate Notes — Municipal bonds & notes and variable rate notes are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond or note, state of issuance, benchmark yield curves, and bond or note insurance. To the extent that these inputs are observable, the values of municipal bonds & notes and variable rate notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at June 30, 2012 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments and Other Investments for more detailed information on Investments in Securities and Other Financial Instruments):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/12
Investments in Securities - Assets
California Municipal Bonds & Notes	—	$351,720,263	—	$351,720,263
Other Municipal Bonds & Notes	—	15,524,006	—	15,524,006
California Variable Rate Notes	—	1,314,740	—	1,314,740

Total Investments in Securities - Assets	—	$368,559,009	—	$368,559,009

Other Financial Instruments* - Liabilities
Interest Rate Contracts	$(8,471)	—	—	$(8,471)

Total Investments	$(8,471)	$368,559,009	—	$368,550,538

*	Other financial instruments are futures contracts not reflected in the Schedule of Investments which are valued at the unrealized appreciation (depreciation) of the instrument.

There were no significant transfers between Levels 1 and 2 during the nine months ended June 30, 2012.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO California Municipal Income Fund III

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: August 20, 2012

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: August 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: August 20, 2012

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: August 20, 2012